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                                                Filed Pursuant to Rule 497 (e)
                                                Registration File No.: 2-82510




                                                             August 11, 2003
                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]





                        SUPPLEMENT DATED AUGUST 11, 2003

                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                   MORGAN STANLEY VARIABLE INVESTMENT SERIES

                               Dated May 1, 2003



     Effective August 11, 2003, Morgan Stanley Investment Advisors Inc. (the "Investment Manager") entered into new Sub-Advisory Agreements with (i) Morgan Stanley Investment Management Limited ("MSIM Limited") in respect of the European Growth Portfolio, and (ii) Morgan Stanley Investment Management Company ("MSIM Company") and Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM") in respect of the Pacific Growth Portfolio, thereby replacing the Sub-Advisory Agreements between the Investment Manager and Morgan Stanley Investment Management Inc. in respect of each of the European Growth Portfolio and the Pacific Growth Portfolio. Also effective August 11, 2003, the Investment Manager entered into new Sub-Advisory Agreements with MSIM Limited in respect of the Global Advantage Portfolio and the Global Dividend Growth Portfolio.

     The definition of "Sub-Advisor" in the section of the Statement of Additional Information ("SAI") titled "Glossary of Selected Defined Terms" is hereby amended and replaced in its entirety by the following:

         "Sub-Advisors" -- Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley (only applicable to the European Growth Portfolio, the Global Advantage Portfolio and the Global Dividend Growth Portfolio), and Morgan Stanley Investment Management Company and Morgan Stanley Asset & Investment Trust Management Co., Limited, each a wholly-owned subsidiary of Morgan Stanley (only applicable to the Pacific Growth Portfolio).

     Throughout the SAI, the term "Sub-Advisor" is hereby replaced by "Sub-Advisors," unless expressly intended to refer to a specific Sub-Advisor.

     The second paragraph of the section of the SAI titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- A. Investment Manager and Sub-Advisor" is hereby amended and replaced in its entirety by the following:

         The Sub-Advisor to the European Growth Portfolio, the Global Advantage Portfolio and the Global Dividend Growth Portfolio is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley and an affiliate of the Investment Manager, whose address is 25 Cabot Square, Canary Wharf, London, United Kingdom E14 4QA. The Sub-Advisors to the Pacific Growth Portfolio are Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley and an affiliate of the Investment Manager, whose addresses are Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009 and 23 Church Street, 16-01 Capital Square, Singapore 049481, respectively.

     The first two sentences of the third paragraph of the section of the SAI titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- A. Investment Manager and Sub-Advisor" is hereby amended and replaced in its entirety by the following:

         Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide each Portfolio administrative services, manage its business affairs and, other than with respect to the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio, manage its investments, including the placing of orders for the purchase and sale of portfolio securities. With respect to the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio, the Investment Manager supervises these Portfolios' investments.

     The seventh paragraph of the section of the SAI titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- A. Investment Manager and Sub-Advisor" is hereby amended and replaced in its entirety by the following:
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         Under Sub-Advisory Agreements (the "Sub-Advisory Agreements") between each Sub-Advisor and the Investment Manager respecting the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio, the Sub-Advisors provide these Portfolios with investment advice and portfolio management, subject to the overall supervision of the Investment Manager. The Investment Manager pays the applicable Sub-Advisor on a monthly basis a portion of the net management fees the Investment Manager receives from the Fund in respect of each of the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio.

     The first sentence of the eighth paragraph of the section of the SAI titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- A. Investment Manager and Sub-Advisor" is hereby amended and replaced in its entirety by the following:

         In approving the Management Agreement and (in the case of the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio) the Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager and the Sub-Advisors, the performance, fees and expenses of the Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Fund.

     The first paragraph in the section of the SAI titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- C. Services Provided by the Investment Manager and Sub-Advisor" is hereby amended and replaced in its entirety by the following:

         Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. Each of the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio has retained the Investment Manager to supervise the investment of its assets.

     The first sentence of the fourth paragraph in the section of the SAI titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- C. Services Provided by the Investment Manager and Sub-Advisor" is hereby amended and replaced in its entirety by the following:

         Expenses not expressly assumed by the Investment Manager under the Management Agreement, by the Sub-Advisors for the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio under the Sub-Advisory Agreements, or by the Distributor will be paid by the Portfolios.

     The first sentence of the first paragraph in the section of the SAI titled "VI. BROKERAGE ALLOCATION AND OTHER PRACTICES -- A. Brokerage Transactions" is hereby amended and replaced in its entirety by the following:

         Subject to the general supervision of the Trustees, the Investment Manager and for the European Growth Portfolio, the Global Advantage Portfolio, the Global Dividend Growth Portfolio and the Pacific Growth Portfolio, the Sub-Advisors, are responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.

     References in the SAI to the Investment Manager, with respect to the Global Advantage Portfolio and the Global Dividend Growth Portfolio, when used in connection with its investment activities, include MSIM Limited acting as Sub-Advisor under its supervision. References in the SAI to the Sub-Advisor, with respect to the European Growth Portfolio, now refer to MSIM Limited, and references in the SAI to the Sub-Advisor, with respect to the Pacific Growth Portfolio, now refer to MSIM Company and MSAITM.